Document and Entity Information Document	Nov. 03, 2020	Aug. 04, 2020	May 05, 2020
Document and Entity Information [Abstract]
Entity Central Index Key			0001567892
Title of 12(b) Security	Ordinary shares, par value $0.20 per share
Written Communications	false
Entity Incorporation, State or Country Code	L2
Document Type	8-K
Document Period End Date	Nov. 03, 2020
Entity Registrant Name	Mallinckrodt plc
Entity File Number		001-35803
Entity Tax Identification Number		98-1088325
Entity Address, Address Line One	College Business & Technology Park
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	15
Entity Address, Country	IE
City Area Code	1
Local Phone Number	696 0000
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	MNKKQ (1)
Entity Emerging Growth Company	false
Amendment Flag			false
Entity Address, Address Line Two	Cruiserath
Entity Address, Address Line Three	Blanchardstown
Country Region	353